Consolidated Statements of Cash Flows (Unaudited) (Q1) $ in Thousands	3 Months Ended
Mar. 31, 2023 USD ($)
Cash Flows From Operating Activities
Net income (loss)	$ 1,001
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	98
Amortization of bond premium and discount, net	(97)
Change in fair value of equity securities	(694)
Stock-based compensation expenses	55
Equity loss (earnings) in Affiliate, net of tax	179
(Increase) decrease in:
Premiums and agents' balances and other receivables	(91)
Reinsurance recoverables	19,180
Prepaid reinsurance premiums	(5,530)
Deferred policy acquisition costs	1,964
Other assets	(418)
Increase (decrease) in:
Unpaid losses and loss adjustment expenses	(20,177)
Unearned premiums	1,920
Reinsurance premiums payable	(1,456)
Accounts payable and other liabilities	(1,952)
Net cash provided by (used in) operating activities	(6,018)
Cash Flows From Investing Activities
Purchase of investments	(60,052)
Proceeds from maturities and redemptions of investments	2,105
Proceeds from sales of investments	58,413
Contribution to SSU	934
Net cash provided by (used in) investing activities	(468)
Cash Flows From Financing Activities
Net increase (decrease) in cash	(6,486)
Cash at beginning of period	28,035
Cash at end of period	21,549
Supplemental Disclosure of Cash Flow Information:
Interest paid	$ 686